Stockholders' Deficit (Details Narrative) (10-K) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Stock options granted
Stock warrants, granted
Share conversion ratio, description			The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.